Bank loans (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Bank loans	$ 402,254	$ 460,030	$ 206,070
Interest expense	24,250	10,208	11,268
China Construction Bank [Member]
Bank loans	$ 402,254	$ 460,030
Interest rate	3.8525%
Term	12 months	12 months
China Construction Bank [Member] | Minimum [Member]
Interest rate		4.13%
China Construction Bank [Member] | Maximum [Member]
Interest rate		5.00%
Third party [Member]
Bank loans			$ 206,070
Interest rate			4.53%
Maturity date			Apr. 09, 2019
China Construction Bank 1 [Member]
Bank loans	$ 261,251
Interest rate	4.55%
Term	36 months